Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
6.	OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2018	December 31, 2017
Receivables from government agencies	114	161
Taxes and other government receivables	85	94
Advances	126	35
Prepayments	44	39
Loans and deposits	9	8
Interest receivable	7	6
Derivative instruments	5	41
Other current assets	29	41

Total	419	425

Derivative instruments are further described in Note 25.